Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 07, 2016
Related Party Transaction [Line Items]
Repayments of Related Party Debt			$ 81,280
Director [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 45,529	$ 81,280
Promissory Note [Member] | Director [Member]
Related Party Transaction [Line Items]
Notes payable, related party, current				$ 34,259